UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21322

Georgetowne Funds

(Exact name of registrant as specified in charter)

1001 W Madison St.

Unit #607

Chicago, IL 60607

(Address of principal executive offices)

(Zip code)

Paul K. Hoffmeister

1001 W Madison St.

Unit #607

Chicago, IL 60607

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 221-1978

Date of fiscal year end: October 31

Date of reporting period: April 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

GEORGETOWNE LONG/SHORT FUND

A SERIES OF THE GEORGETOWNE FUNDS

April 30, 2007

	Georgetowne Long/Short Fund
	Schedule of Investments
	April 30, 2007 (Unaudited)

Shares		Value

COMMON STOCK - 96.34%

Air Transportation, Scheduled - 8.77%
1,700	Continental Airlines, Inc. *	$ 62,152

Computer Communications Equipment - 6.37%
2,000	Avici Systems, Inc.	15,900
2,200	Lanoptics, Ltd. * †	29,260
		45,160
Electric Lighting & Wiring Equipment - 4.45%
2,000	LSI Industries, Inc. *	31,520

Electronic Computers - 2.84%
800	Dell Computer Corp. * †	20,168

Electromedical & Electrotherapeutic Apparatus - 2.41%
400	St. Jude Medical, Inc. †	17,116

Farm Machinery & Equipment - 5.30%
900	Agco Corp. * †	37,557

Gold And Silver Ores - 1.80%
100	Agnico-Eagle Mines, Ltd.	3,528
200	Meridian Gold, Inc. *	5,050
100	Newmont Mining Corp. *	4,170
		12,748
Miscellaneous Electrical Machinery, Equipment & Supplies - 2.87%
2,000	GSI Group, Inc. *	20,360

Optical Instruments & Lenses - 1.67%
5,500	Meade Instruments Corp. *	11,825

Radio & TV Broadcasting & Communications Equipment - 7.41%
1,200	Qualcomm, Inc. *	52,560

Semiconductors & Related Devices - 10.06%
1,500	Broadcom Corp. * †	48,825
1,000	Altera Corp. †	22,540
		71,365
Services-Amusement & Recreation Services - 4.74%
3,000	Multimedia Games, Inc. *	33,600

Services-Business Services - 8.35%
2,300	Peoplesupport, Inc. *	28,911
900	Checkfree Corp. *	30,294
		59,205
Services-Computer Integrated Systems Design - 3.75%
1,800	Packeteer, Inc. * †	17,100
1,000	Packeteer, Inc. *	9,500
		26,600
Services-Educational Services - 3.34%
500	Apollo Group, Inc. * †	23,650

Services-Nursing & Personal Care Facilities - 3.94%
800	Kindred Healthcare, Inc. * †	27,936

Services-Video Tape Rental - 5.00%
1,600	Netflix, Inc. *	35,472

Special Industry Machinery - 2.34%
1,600	Semitool, Inc. *	16,608

Sporting & Athletic Goods - 3.31%
1,700	Nautilus, Inc.	23,477

Transportation Services - 2.00%
600	Expedia, Inc. * †	14,172

Wholesale-Electronic Parts & Equipment - 5.62%
3,000	Brightpoint, Inc.	39,900

TOTAL FOR COMMON STOCK (Cost $618,137) - 96.34%		683,151

SHORT TERM INVESTMENTS - 7.14%
50,641	First American Treasury Obligation Fund Class Y 4.76% ** (Cost $50,641)	50,641

TOTAL INVESTMENTS (Cost $668,778) - 103.49%		733,792

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.49)%		(24,734)

NET ASSETS - 100.00%		$ 709,058

* Non-income producing securities during the period.
† Security is pledged as Collateral for Securities Sold Short.
** Variable rate security; the coupon rate shown represents the yield at April 30, 2007.
The accompanying notes are an integral part of these financial statements.

Georgetowne Long/Short Fund
Schedule of Call Options Written
April 30, 2007 (Unaudited)

CALL OPTIONS WRITTEN

Underlying Security	Shares Subject
Expiration Date/Exercise Price	to Call	Value
Brightpoint, Inc.
May 2007 Call @ 12.50	3,000	$ 3,150

GSI Commerce, Inc.
May 2007 Call @ 10.00	2,000	1,000

Multimedia Games, Inc.
May 2007 Call @ 12.50	3,000	600

Netflix, Inc.
May 2007 Call @ 25.00	800	40

PeopleSupport, Inc.
May 2007 Call @ 15.00	1,300	325

Total (Premiums Received $5,032)		$ 5,115

The accompanying notes are an integral part of these financial statements.

Georgetowne Long/Short Fund
Schedule of Securities Sold Short
April 30, 2007 (Unaudited)

Shares		Value
100	Acuity Brands	$ 5,912
200	Amazon.com, Inc.	12,266
500	American Axle & Manufacturing Holdings	13,975
500	DirecTV Group, Inc.	11,920
200	eBay, Inc.	6,788
500	Hershey Foods Corp.	27,480
200	Kohl's Corp.	14,808
300	Komag, Inc.	8,253
400	MGI Pharma, Inc.	8,808
500	NVIDIA Corp.	16,445
200	Panera Bread Co.	11,138
400	VCA Antech, Inc.	15,772

	Total Securities Sold Short (Proceeds - $132,613)	$ 153,565

	The accompanying notes are an integral part of these financial statements.

Georgetowne Long/Short Fund
Statement of Assets and Liabilities
April 30, 2007 (Unaudited)

Assets:
Investments, at Value (Cost $668,778)	$ 733,792
Cash	5,050
Deposit with Broker for Securities Sold Short	129,342
Receivables:
Dividends and Interest	714
Total Assets	868,898
Liabilities:
Securities Sold Short, at Value (proceeds $132,613)	153,565
Covered Call Options Written at Fair Value (premiums received $5,032)	5,115
Accrued Management Fees	1,160
Total Liabilities	159,840

Net Assets	$ 709,058

Net Assets Consist of:
Paid In Capital	$ 592,282
Accumulated Undistributed Net Investment Loss	(8,170)
Accumulated Undistributed Realized Gain on Investments, Options Written
and Securities Sold Short - Net	80,899
Unrealized Appreciation in Value of Investments, Options Written and
and Securities Sold Short - Net	44,047
Net Assets, for 55,494 Shares Outstanding	$ 709,058

Net Asset Value Per Share	$ 12.78

The accompanying notes are an integral part of these financial statements.

Georgetowne Long/Short Fund
Statement of Operations
For the six months ended April 30, 2007 (Unaudited)

Investment Income:
Dividends (net of foreign witholding taxes of $49)	$ 1,348
Interest	1,466
Total Investment Income	2,814

Expenses:
Advisory Fees (Note 3)	6,469
Dividend Expense	465
Interest Expense	176
Total Expenses	7,110

Net Investment Loss	(4,296)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	64,859
Realized Gain on Options	10,596
Realized Gain on Securities Sold Short	1,610
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investments	21,222
Options	3,451
Securities Sold Short	(10,860)
Net Realized and Unrealized Gain on Investments	90,878

Net Increase in Net Assets resulting from Operations	$ 86,582

The accompanying notes are an integral part of these financial statements.

Georgetowne Long/Short Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the Year
	Ended	Ended
	4/30/2007	10/31/2006
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (4,296)	$ (4,635)
Net Realized Gain on Investments, Options Written and Securities Sold Short	77,065	28,354
Unrealized Appreciation on Investments, Options Written and Securities Sold Short	13,813	45,687
Net Increase in Net Assets Resulting from Operations	86,582	69,406

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	(24,485)	(23,871)
	(24,485)	(23,871)

Capital Share Transactions (Note 5)	93,340	158,342

Total Increase	155,437	203,877

Net Assets:
Beginning of Period	553,621	349,744

End of Period	$ 709,058	$ 553,621

The accompanying notes are an integral part of these financial statements.

Georgetowne Long/Short Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months				Period *
	Ended		For the Years Ended		Ended
	4/30/2007		10/31/2006	10/31/2005	10/31/2004

Net Asset Value, at Beginning of Period	$ 11.57		$ 10.58	$ 9.72	$ 10.00

Income From Investment Operations:
Net Investment Loss **	(0.08)		(0.12)	(0.07)	(0.10)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.77		1.81	0.93	(0.18)
Total from Investment Operations	1.69		1.69	0.86	(0.28)

Distributions from Realized Gains	(0.48)		(0.70)	0.00	0.00

Net Asset Value, at End of Period	$ 12.78		$ 11.57	$ 10.58	$ 9.72

Total Return ***	14.91%		16.84%	8.85%	(2.80)%

Ratios/Supplimental Data:
Net Assets at End of Period (Thousands)	$ 709		$ 554	$ 350	$ 293
Ratio of Expenses to Average Net Assets:
Excluding Interest and Dividends on Securities Sold Short	1.99%	(a)	1.99%	1.99%	1.99%
Excluding Dividends on Securities Sold Short	2.05%	(a)	2.10%	2.04%	1.99%	(a)
Dividend Expense	0.14%	(a)	0.12%	0.05%	0.01%	(a)
Including Dividends on Securities Sold Short	2.19%	(a)	2.22%	2.09%	2.00%	(a)
Ratio of Net Investment Loss to Average Net Assets	(1.32)%	(a)	(1.04)%	(0.68)%	(1.21)%	(a)
Portfolio Turnover	111.55%		108.94%	98.20%	73.81%

* For the period December 30, 2003 (commencement of investment operations) through October 31, 2004.
** Per share net investment loss has been determined on the basis of average shares outstanding during the period.
*** Total return in the above table represent the return that the investor would have earned or lost over the period indicated
on an investment assuming reinvestment of dividends, and is not annualized for periods of less than one year.
(a)Annualized
The accompanying notes are an integral part of these financial statements.

GEORGETOWNE LONG/SHORT FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2007 (UNAUDITED)

Note 1. Organization

The Georgetowne Long/Short Fund (the “Fund”) is a non-diversified series of the Georgetowne Funds (the “Trust”), an open-end investment company. The Trust was organized in Ohio as a business trust under an Agreement and Declaration of Trust dated February 18, 2003. The Fund commenced operations on December 30, 2003.  The Fund may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objective and policies. At present, there is only one series authorized by the Trust. The Georgetowne Fund Management Corporation is the adviser to the Fund (the “Adviser”).  The Fund’s investment objective is long-term growth of capital. The Fund employs a long/short strategy, in which under normal circumstances the Fund’s portfolio will consist of both long and short positions. Short selling magnifies the potential for both gain and loss to the Fund and its investors.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price except for short positions, for which the last quoted asked price is used.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees.  The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund`s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year`s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Short Sales- The Fund may sell a security it does not own in anticipation of a decline in market value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

GEORGETOWNE LONG/SHORT FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2007 (CONTINUED)

Option Writing- When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Income Taxes- The Fund intends to continue to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

New Accounting Pronouncements- In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized.  These tax positions must meet a “more likely than not” standard that based on their technical merits, they have a more than 50 percent likelihood of being sustained upon examination.  FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006.  At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”.  The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements.  The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).  The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied.  At this time, management is evaluating the implications of FAS 157, and the impact, if any, of this standard on the Fund’s financial statements has not yet been determined.

Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Other- Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Note 3. Investment Management Agreement

The Trust has a Management Agreement with the Adviser. Under the terms of the Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all its officers and employees that serve as officers and trustees of the Trust.  The Adviser pays all ordinary operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and extraordinary expenses. For its services and the payment of Fund ordinary operating expenses, the Adviser receives an annual investment management fee of 1.99% of the average daily net assets of the Fund. For the six months ended April 30, 2007, the Adviser earned a fee of $6,469 from the Fund.  The Fund owed the Adviser $1,160 as of April 30, 2007.

Note 4. Related Party Transactions

Paul K. Hoffmeister is the control person of the Adviser and also serves as a trustee and an officer of the Trust.  Mr. Hoffmeister receives benefits from the Adviser resulting from management fees paid to the Adviser by the Fund.

Note 5. Capital Stock

The Fund is authorized to issue an unlimited number of shares with no par value of separate series.  Paid in capital at April 30, 2007 was $592,282 representing 55,494 shares outstanding.

GEORGETOWNE LONG/SHORT FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2007 (CONTINUED)

Transactions in capital stock were as follows:

Six Months Ended 4/30/2007		Year Ended 10/31/2006
	Shares	Amount	Shares	Amount
Shares Sold	5,586	$68,855	12,480	$134,471
Shares issued in reinvestment of distributions	2,053	24,485	2,324	23,871
Shares redeemed	-	-	-	-
Net Increase	7,639	$93,340	14,804	$158,342

Note 6. Options

As of April 30, 2007, the Fund had outstanding written call options valued at $5,115.

Transactions in written call options during the six months ended April 30, 2007 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at October 31, 2006	77	$ 6,780
Options written	381	20,650
Options exercised	(171)	(11,497)
Options expired	(174)	(10,596)
Options terminated in closing purchase transaction	(12)	(305)
Options outstanding at April 30, 2007	101	$ 5,032

Note 7. Investment Transactions

For the year ended April 30, 2007, purchases and sales of investment securities other than U.S. Government obligations, short-term investments, options and securities sold short aggregated $734,268 and $679,015, respectively.  Purchases and sales of securities sold short aggregated $26,928 and $35,634, respectively. Purchases and sales of options aggregated $11,986 and $20,650, respectively.   Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

Note 8. Tax Matters

For Federal income tax purposes, the cost of investments owned at April 30, 2007 was $668,778 excluding proceeds from securities sold short and options written totaling $132,481.

At April 30, 2007, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) including positions in securities sold short and options written was as follows:

Appreciation	Depreciation	Net Appreciation(Depreciation)
$94,020	($49,973)	$44,047

As of April 30, 2007, the components of distributable earnings on a tax basis were as follows:

Value
Undistributed loss	$ (8,170)
Undistributed capital gains	80,899
Unrealized appreciation on investments, options and securities sold short	44,047
$ 116,776

The Fund paid a short-term capital gain of $0.08 per share and a long-term capital gain of $0.40 per share for a total distribution of $24,485 for the six months ended April 30, 2007.

Dividends and Distributions to Shareholders- The Fund records all dividends and distributions payable to shareholders on the ex-dividend date.

GEORGETOWNE LONG/SHORT FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2007 (CONTINUED)

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 9. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2007, the Hoffmeister family, in aggregate, owned approximately 64% of the Fund.

	Georgetowne Long/Short Fund
	Expense Illustration
	April 30, 2007 (Unaudited)

	Expense Example

	As a shareholder of the Georgetowne Long/Short Fund, you incur ongoing costs which typically consist of
	management fees, interest, and dividend expense on securities sold short. This Example is intended to help you
	understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

	The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2006 through April 30, 2007.

	Actual Expenses

	The first line of the table below provides information about actual account values and actual expenses. You may
	use the information in this line, together with the amount you invested, to estimate the expenses that you paid
	over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
	$1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid
	During Period" to estimate the expenses you paid on your account during this period.

	Hypothetical Example for Comparison Purposes

	The second line of the table below provides information about hypothetical account values and hypothetical
	expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses,
	which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate
	the actual ending account balance or expenses you paid for the period. You may use this information to compare
	the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with
	the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	November 1, 2006	April 30, 2007	November 1, 2006 to April 30, 2007

Actual	$1,000.00	$1,149.06	$11.67
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,013.93	$10.94

	* Expenses are equal to the Fund's annualized expense ratio of 2.19%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

GEORGETOWNE LONG/SHORT FUND

ADDITIONAL INFORMATION

APRIL 30, 2007 (UNAUDITED)

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (877) 257-4240 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, are available without charge upon request (1) by calling the Fund at (877) 257-4240 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on January 31 and July 31. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (877) 257-4240.

Board of Trustees

Paul K. Hoffmeister

Charles P. Clemens

David E. Hannoush

Michael J. Regan

Investment Adviser

Georgetowne Fund Management Corporation

1001 W. Madison St.

Unit # 607

Chicago, IL 60607

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Georgetowne Long/Short Fund. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of June 28, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Georgetowne Funds

By /s/Paul K. Hoffmeister

*Paul K. Hoffmeister

  President, Chairman, CFO, Treasurer and Secretary

Date July 3, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Paul K. Hoffmeister

*Paul K. Hoffmeister

  President, Chairman, CFO, Treasurer and Secretary

Date July 3, 2007